INCAL-STATSUP-1 020712
Statutory Prospectus Supplement dated February 7, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares for the Fund listed below:
Invesco Income Allocation Fund
The following information is added underneath the last risk appearing under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
“Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.
Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.
Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.
Forward Foreign Currency Exchange Contracts. The use of forward contracts involves the risk of mismatching an underlying fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which an underlying fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for an underlying fund than if it had not entered into such contracts.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain ETFs, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
INCAL-STATSUP-1 020712

1

INCAL-STATSUP-1 020712
Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation.”
The following information is hereby deleted in its entirety under the heading “Fund Summary – Principal Risks of Investing in the Fund”.
“Limited Number of Holdings Risk
Reverse Repurchase Agreements Risk”
The following information is added underneath the last risk appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks” of the prospectus:
“Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an ETF may not be actively managed and may not accurately track the performance of the
INCAL-STATSUP-1 020712

2

INCAL-STATSUP-1 020712
reference index; (5) an ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in an ETF will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.
Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.
Forward Foreign Currency Exchange Contracts. The use of forward contracts involves the risk of mismatching an underlying fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which an underlying fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for an underlying fund than if it had not entered into such contracts.
Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain ETFs, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Tax Risk. As a regulated investment company, the underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code. The underlying fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the underlying fund’s business of investing in securities (e.g., for purposes other than hedging the underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the underlying fund being unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation. Additionally, the Internal Revenue Service has not issued
INCAL-STATSUP-1 020712

3

INCAL-STATSUP-1 020712
any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of the underlying fund and may result in the underlying fund’s failure to qualify as regulated investment company. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions – Foreign currency transactions” section in the underlying fund’s SAI.”
The following information is hereby deleted in its entirety under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”.
“Limited Number of Holdings Risk
Reverse Repurchase Agreements Risk”
INCAL-STATSUP-1 020712

4

AGS-STATSUP-2 020712
Statutory Prospectus Supplement dated February 7, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Conservative Allocation Fund	Invesco International Allocation Fund
Invesco Global Equity Fund	Invesco Mid Cap Core Equity
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Small Cap Growth Fund
The following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Income Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus:
"Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Foreign Currency Exchange Contracts. The use of forward contracts involves the risk of mismatching an underlying fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which an underlying fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for an underlying fund than if it had not entered into such contracts.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain ETFs, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
AGS-STATSUP-2 020712

AGS-STATSUP-2 020712
Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to the underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation.”
The following information is hereby deleted in its entirety under the heading “FUND SUMMARIES — Invesco Income Allocation Fund — Principal Risks of Investing in the Fund” in the prospectus.
“Limited Number of Holdings Risk
Reverse Repurchase Agreements Risk”
The following information is added underneath the last risk appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Invesco Income Allocation Fund — Risks” in the prospectus:
"Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of an ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) an ETF may not be actively managed and may not accurately track the performance of the reference index; (5) an ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in an ETF will decline more or less in correlation with any decline in the value of the index
AGS-STATSUP-2 020712

AGS-STATSUP-2 020712
they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Financial Institutions Risk. Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules and interpretations under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

Forward Foreign Currency Exchange Contracts. The use of forward contracts involves the risk of mismatching an underlying fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which an underlying fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for an underlying fund than if it had not entered into such contracts.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain ETFs, and incurs costs in buying and selling securities, especially when rebalancing an underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If an underlying fund owns a security that is deferring or omitting its distributions, an underlying fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Tax Risk. As a regulated investment company, the underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code. The underlying fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to the underlying fund’s business of investing in securities (e.g., for purposes other than hedging the underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in the underlying fund being unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation. Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of the underlying fund and may result in the underlying fund’s failure to qualify as regulated investment company. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Foreign currency transactions” section in the underlying fund’s SAI.”
AGS-STATSUP-2 020712

AGS-STATSUP-2 020712
The following information is hereby deleted in its entirety under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Invesco Income Allocation Fund — Risks” in the prospectus.
“Limited Number of Holdings Risk
Reverse Repurchase Agreements Risk”
AGS-STATSUP-2 020712

AGS-SUP-3 020712
Statement of Additional Information Supplement dated February 7, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Conservative Allocation Fund	Invesco International Allocation Fund
Invesco Global Equity Fund	Invesco Mid Cap Core Equity Fund
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Small Cap Growth Fund
The following information replaces in its entirety the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS — Classification — Asset Allocation Funds” of the Statement of Additional Information:

		Invesco	Invesco		Invesco
	Invesco	Growth	Income	Invesco	Moderate
	Conservative	Allocation	Allocation	International	Allocation
“Underlying Funds	Allocation Fund	Fund	Fund	Allocation Fund	Fund
Invesco Balanced-Risk Allocation Fund	9.500%	16.000%	0.000%	0.000%	12.500%
Invesco Balanced-Risk Commodity Strategy Fund	4.000%	6.000%	0.000%	0.000%	5.000%
Invesco Charter Fund	2.720%	6.030%	0.000%	0.000%	4.410%
Invesco Core Plus Bond Fund	24.520%	0.000%	15.250%	0.000%	9.150%
Invesco Developing Markets Fund	3.200%	7.100%	0.000%	4.500%	5.200%
Invesco Diversified Dividend Fund	4.150%	9.210%	15.000%	0.000%	6.760%
Invesco Emerging Market Local Currency Debt Fund	3.270%	0.000%	0.000%	0.000%	2.440%
Invesco Emerging Markets Equity Fund	0.000%	0.000%	0.000%	4.500%	0.000%
Invesco Endeavor Fund	2.080%	4.615%	0.000%	0.000%	3.380%
Invesco Floating Rate Fund	5.450%	0.000%	7.000%	0.000%	3.050%
Invesco Global Real Estate Fund	1.920%	4.260%	0.000%	0.000%	3.120%
Invesco Global Real Estate Income Fund	0.000%	0.000%	7.000%	0.000%	0.000%
Invesco High Yield Fund	4.910%	0.000%	10.250%	0.000%	3.660%
Invesco International Core Equity Fund	4.000%	8.875%	5.000%	31.000%	6.500%
Invesco International Growth Fund	3.680%	8.165%	0.000%	22.500%	5.980%
Invesco International Small Company Fund	0.000%	0.000%	0.000%	10.000%	0.000%
Invesco International Total Return Fund	0.000%	0.000%	5.000%	0.000%	0.000%
Invesco Premium Income Fund	4.000%	7.000%	14.000%	0.000%	6.000%
AGS-SUP-3 020712

1

AGS-SUP-3 020712

		Invesco	Invesco		Invesco
	Invesco	Growth	Income	Invesco	Moderate
	Conservative	Allocation	Allocation	International	Allocation
“Underlying Funds	Allocation Fund	Fund	Fund	Allocation Fund	Fund
Invesco Short Term Bond Fund	0.000%	0.000%	5.000%	0.000%	0.000%
Invesco Small Cap Equity Fund	1.760%	3.905%	0.000%	0.000%	2.860%
Invesco U.S. Government Fund	0.000%	0.000%	0.000%	0.000%	0.000%
Invesco Utilities Fund	0.000%	0.000%	8.000%	0.000%	0.000%
Invesco Van Kampen American Franchise Fund	3.860%	8.570%	0.000%	0.000%	6.270%
Invesco Van Kampen Comstock Fund	2.510%	5.560%	0.000%	0.000%	4.070%
Invesco Van Kampen Corporate Bond Fund	0.000%	0.000%	8.500%	0.000%	0.000%
Invesco Van Kampen Growth & Income Fund	2.120%	4.710%	0.000%	0.000%	3.450%
PowerShares 1-30 Laddered Treasury Portfolio	12.350%	0.000%	0.000%	0.000%	6.200%
PowerShares International Dividend Achievers Portfolio	0.000%	0.000%	0.000%	27.500%	0.000%”
AGS-SUP-3 020712

2